Commitments and contingencies	7 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and Contingencies

On December 21, 2012, we entered into a subscription agreement to invest $18.0 million in the non-voting preferred stock of NewSource.

Litigation, Claims and Assessments

We are not currently the subject of any material legal or regulatory proceedings, and no legal or regulatory proceedings have been threatened against us. We may be involved, from time to time, in legal proceedings that arise in the ordinary course of business.

Commitments and contingencies

On December 21, 2012, we entered into a subscription agreement to invest $18.0 million in the non-voting preferred stock of NewSource Reinsurance Company Ltd., a title insurance and reinsurance company, which we refer to herein as “NewSource.” No amounts have been invested as of September 30, 2013, and, therefore, the commitment remains $18.0 million as of September 30, 2013.

Litigation, claims and assessments

We are not currently the subject of any material legal or regulatory proceedings, and no legal or regulatory proceedings have been threatened against us. We may be involved, from time to time, in legal proceedings that arise in the ordinary course of business.